Accrued Expenses - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Accrued salaries and other liabilities		$ 46	$ 40
Accrued expenses- other		562	194
Total accrued expenses	$ 1,688	$ 608	$ 234